UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
 (Name and address of agents for service)

Registrant's telephone number, including area code: (818) 813-1351

Date of fiscal year end: September 30
Date of reporting period: December 31, 2011

Item 1.  Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS – 99.9%
CONSUMER DISCRETIONARY – 17.3%
1-800-Flowers.com, Inc. - Class A*	90	$198
AH Belo Corp. - Class A	70	333
Ambassadors Group, Inc.	50	226
American Greetings Corp. - Class A	110	1,376
Arctic Cat, Inc.*	40	902
Ballantyne Strong, Inc.*	40	164
Barnes & Noble, Inc.*	180	2,606
Bassett Furniture Industries, Inc.	40	300
Beazer Homes USA, Inc.*	230	570
Benihana, Inc.*	50	512
Big 5 Sporting Goods Corp.	70	731
Black Diamond, Inc.*	70	523
Bob Evans Farms, Inc.	90	3,019
Bon-Ton Stores, Inc.	50	169
Boyd Gaming Corp.*	260	1,940
Brown Shoe Co., Inc.	130	1,157
Build-A-Bear Workshop, Inc.*	50	423
Cache, Inc.*	40	248
Callaway Golf Co.	200	1,106
Cambium Learning Group, Inc.*	150	453
Career Education Corp.*	230	1,833
Carriage Services, Inc.	60	336
Casual Male Retail Group, Inc.*	150	513
Central European Media Enterprises Ltd. - Class A*	170	1,108
Century Casinos, Inc.*	70	181
Charming Shoppes, Inc.*	350	1,715
Christopher & Banks Corp.	110	257
Churchill Downs, Inc.	50	2,606
Citi Trends, Inc.*	50	439
Coldwater Creek, Inc.*	370	437
Collective Brands, Inc.*	180	2,587
Columbia Sportswear Co.	100	4,655
Conn's, Inc.*	100	1,110
Core-Mark Holding Co., Inc.	30	1,188
Corinthian Colleges, Inc.*	260	564
CSS Industries, Inc.	30	598
Culp, Inc.*	40	341
Cumulus Media, Inc. - Class A*	390	1,303
Delta Apparel, Inc.*	30	573
Digital Generation, Inc.*	80	954
DreamWorks Animation SKG, Inc. - Class A*	220	3,651
Entercom Communications Corp. - Class A*	90	554
Escalade, Inc.	40	178
EW Scripps Co. - Class A*	130	1,041

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Exide Technologies*	240	$631
Federal-Mogul Corp.*	300	4,425
Fisher Communications, Inc.*	30	865
Flexsteel Industries, Inc.	20	277
Fred's, Inc. - Class A	110	1,604
Frisch's Restaurants, Inc.	20	390
Fuel Systems Solutions, Inc.*	60	989
Full House Resorts, Inc.*	60	158
Furniture Brands International, Inc.*	170	209
G-III Apparel Group Ltd.*	60	1,495
Gaiam, Inc. - Class A*	50	162
Gaming Partners International Corp.	30	186
Gaylord Entertainment Co.*	150	3,621
Global Sources Ltd.*	100	485
Golfsmith International Holdings, Inc.*	50	159
Gray Television, Inc.*	160	259
Great Wolf Resorts, Inc.*	100	290
Group 1 Automotive, Inc.	70	3,626
Harte-Hanks, Inc.	190	1,727
Haverty Furniture Cos., Inc.	60	659
Helen of Troy Ltd.*	100	3,070
Hooker Furniture Corp.	30	344
HOT Topic, Inc.	130	859
Iconix Brand Group, Inc.*	220	3,584
International Speedway Corp. - Class A	80	2,028
Isle of Capri Casinos, Inc.*	120	560
Jakks Pacific, Inc.	80	1,129
Johnson Outdoors, Inc. - Class A*	30	461
Jones Group, Inc.	240	2,532
Journal Communications, Inc. - Class A*	130	572
K-Swiss, Inc. - Class A*	80	234
K12, Inc.*	110	1,973
KB Home	230	1,546
Kenneth Cole Productions, Inc. - Class A*	30	318
Kid Brands, Inc.*	70	221
La-Z-Boy, Inc.*	160	1,904
Lacrosse Footwear, Inc.	20	252
Leapfrog Enterprises, Inc.*	150	838
Lifetime Brands, Inc.	40	486
Lincoln Educational Services Corp.	70	553
Lithia Motors, Inc. - Class A	70	1,530
Live Nation Entertainment, Inc.*	570	4,737
Luby's, Inc.*	90	406
M/I Homes, Inc.*	60	576

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Marcus Corp.	60	$757
MarineMax, Inc.*	70	456
Martha Stewart Living Omnimedia - Class A	90	396
McClatchy Co. - Class A*	180	430
MDC Holdings, Inc.	140	2,468
Media General, Inc. - Class A*	70	285
Men's Wearhouse, Inc.	150	4,861
Meredith Corp.	110	3,591
Meritage Homes Corp.*	100	2,319
Modine Manufacturing Co.*	140	1,324
Movado Group, Inc.	60	1,090
Navarre Corp.*	110	169
New York & Co., Inc.*	190	505
O'Charleys, Inc.*	70	384
Office Depot, Inc.*	850	1,827
OfficeMax, Inc.*	260	1,180
Pacific Sunwear of California, Inc.*	200	342
PEP Boys-Manny Moe & Jack	160	1,760
Perry Ellis International, Inc.*	50	711
Pinnacle Entertainment, Inc.*	190	1,930
Quiksilver, Inc.*	500	1,805
RadioShack Corp.	300	2,913
Reading International, Inc. - Class A*	70	297
Red Lion Hotels Corp.*	60	416
Red Robin Gourmet Burgers, Inc.*	40	1,108
Regis Corp.	170	2,813
Rocky Brands, Inc.*	20	180
Ruby Tuesday, Inc.*	190	1,311
Ryland Group, Inc.	130	2,049
Saga Communications, Inc. - Class A*	10	374
Saks, Inc.*	480	4,680
Scholastic Corp.	90	2,697
School Specialty, Inc.*	60	150
Scientific Games Corp. - Class A*	280	2,716
Shiloh Industries, Inc.*	50	419
Shoe Carnival, Inc.*	40	1,028
Shutterfly, Inc.*	110	2,504
Skechers U.S.A., Inc. - Class A*	120	1,454
Sonic Automotive, Inc. - Class A	120	1,777
Spartan Motors, Inc.	100	481
Speedway Motorsports, Inc.	130	1,993
Stage Stores, Inc.	90	1,250
Standard Pacific Corp.*	600	1,908
Stein Mart, Inc.*	130	885

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Steinway Musical Instruments, Inc.*	40	$1,002
Stewart Enterprises, Inc. - Class A	250	1,440
Summer Infant, Inc.*	50	352
Superior Industries International, Inc.	80	1,323
Systemax, Inc.*	110	1,805
Talbots, Inc.*	210	559
Trans World Entertainment Corp.*	100	252
Tuesday Morning Corp.*	130	449
Unifi, Inc.*	60	456
Universal Electronics, Inc.*	50	843
Valuevision Media, Inc. - Class A*	150	282
VOXX International Corp.*	60	507
West Marine, Inc.*	70	814
Wet Seal, Inc. - Class A*	270	880
Weyco Group, Inc.	30	736
WMS Industries, Inc.*	170	3,488
World Wrestling Entertainment, Inc. - Class A	90	839
Zale Corp.*	100	381
		179,009

CONSUMER STAPLES – 3.7%
Alliance One International, Inc.*	260	707
Andersons, Inc.	60	2,620
Central European Distribution Corp.*	220	963
Central Garden and Pet Co.*	40	326
Central Garden and Pet Co. - Class A*	100	832
Chiquita Brands International, Inc.*	140	1,168
Craft Brewers Alliance, Inc.*	60	361
Diamond Foods, Inc.	70	2,259
Dole Food Co., Inc.*	270	2,335
Farmer Bros Co.	50	382
Fresh Del Monte Produce, Inc.	170	4,252
Harbinger Group, Inc.*	220	882
Ingles Markets, Inc. - Class A	40	602
Inventure Foods, Inc.*	60	224
John B Sanfilippo & Son, Inc.*	20	151
MGP Ingredients, Inc.	60	302
Nash Finch Co.	40	1,171
Natural Alternatives International, Inc.*	20	176
Nutraceutical International Corp.*	30	340
Oil-Dri Corp. of America	20	405
Omega Protein Corp.*	60	428
Overhill Farms, Inc.*	50	186
Pantry, Inc.*	70	838

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
Prestige Brands Holdings, Inc.*	150	$1,690
Primo Water Corp.*	70	213
Seneca Foods Corp. - Class A*	30	775
Smart Balance, Inc.*	180	965
Spartan Stores, Inc.	70	1,295
Spectrum Brands Holdings, Inc.*	160	4,384
Universal Corp.	70	3,217
Village Super Market, Inc. - Class A	20	569
Weis Markets, Inc.	80	3,195
		38,213

ENERGY – 5.4%
Adams Resources & Energy, Inc.	10	290
Alon USA Energy, Inc.	170	1,481
Cal Dive International, Inc.*	290	652
Callon Petroleum Co.*	120	596
Crimson Exploration, Inc.*	140	400
CVR Energy, Inc.*	260	4,870
Delek U.S. Holdings, Inc.	180	2,054
Endeavour International Corp.*	95	826
Energy Partners Ltd.*	120	1,752
ENGlobal Corp.*	80	169
Exterran Holdings, Inc.*	190	1,729
Forest Oil Corp.*	350	4,742
Frontline Ltd.	240	1,030
GMX Resources, Inc.*	180	225
Green Plains Renewable Energy, Inc.*	100	976
Hercules Offshore, Inc.*	420	1,865
James River Coal Co.*	110	761
Knightsbridge Tankers Ltd.	70	957
L&L Energy, Inc.*	100	259
Matrix Service Co.*	80	755
Natural Gas Services Group, Inc.*	40	578
Overseas Shipholding Group, Inc.	90	984
Patriot Coal Corp.*	280	2,372
Penn Virginia Corp.	140	741
PHI, Inc.*	40	994
Pioneer Drilling Co.*	190	1,839
Quicksilver Resources, Inc.*	520	3,489
Resolute Energy Corp.*	180	1,944
REX American Resources Corp.*	30	663
Ship Finance International Ltd.	240	2,242
Swift Energy Co.*	130	3,864
Tetra Technologies, Inc.*	230	2,148

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
ENERGY (Continued)
Union Drilling, Inc.*	70	$437
USEC, Inc.*	370	422
Vaalco Energy, Inc.*	170	1,027
Vantage Drilling Co.*	880	1,021
Warren Resources, Inc.*	220	717
Western Refining, Inc.*	270	3,588
Willbros Group, Inc.*	150	550
		56,009

FINANCIALS – 27.9%
1st Source Corp.	70	1,773
Access National Corp.	30	264
Alliance Financial Corp.	10	309
American Equity Investment Life Holding Co.	180	1,872
American National Bankshares, Inc.	20	390
American Safety Insurance Holdings Ltd.*	30	652
Ameris Bancorp*	70	720
AMERISAFE, Inc.*	60	1,395
Ames National Corp.	30	585
Argo Group International Holdings Ltd.	90	2,606
Arrow Financial Corp.	40	938
Asset Acceptance Capital Corp.*	90	352
Asta Funding, Inc.	40	319
Astoria Financial Corp.	300	2,547
Avatar Holdings, Inc.*	40	287
Baldwin & Lyons, Inc. - Class B	40	872
Bancfirst Corp.	50	1,877
Bancorp Rhode Island, Inc.	10	397
Bank of Commerce Holdings	50	168
Bank of Kentucky Financial Corp.	20	401
Bank of Marin Bancorp	20	752
BCB Bancorp, Inc.	30	303
Beacon Federal Bancorp, Inc.	20	277
BNC Bancorp	30	218
BofI Holding, Inc.*	30	488
Brookline Bancorp, Inc.	180	1,519
Bryn Mawr Bank Corp.	40	780
Calamos Asset Management, Inc. - Class A	60	751
California First National Bancorp	30	482
Camden National Corp.	20	652
Cape Bancorp, Inc.*	40	314
Capital City Bank Group, Inc.	50	478
Cardinal Financial Corp.	90	967
Cash America International, Inc.	90	4,197

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Cathay General Bancorp	240	$3,583
Center Bancorp, Inc.	50	489
Central Valley Community Bancorp*	30	163
Century Bancorp, Inc. - Class A	10	282
Chemical Financial Corp.	80	1,706
Citizens & Northern Corp.	40	739
Citizens Republic Bancorp, Inc.*	120	1,368
CNB Financial Corp.	40	631
CNO Financial Group, Inc.*	730	4,606
Colonial Financial Services, Inc.*	9	111
Columbia Banking System, Inc.	120	2,312
Community Bank System, Inc.	110	3,058
Community Trust Bancorp, Inc.	50	1,471
Cowen Group, Inc. - Class A*	350	906
Crawford & Co. - Class A	90	366
Crawford & Co. - Class B	80	493
CVB Financial Corp.	320	3,210
Dime Community Bancshares, Inc.	110	1,386
Donegal Group, Inc. - Class A	60	850
Eagle Bancorp, Inc.*	60	872
Eastern Insurance Holdings, Inc.	20	285
Edelman Financial Group, Inc.	90	591
EMC Insurance Group, Inc.	40	823
Employers Holdings, Inc.	110	1,990
Encore Capital Group, Inc.*	70	1,488
Endurance Specialty Holdings Ltd.	120	4,590
Enstar Group Ltd.*	40	3,928
Enterprise Bancorp, Inc.	30	429
Enterprise Financial Services Corp.	50	740
ESB Financial Corp.	50	703
Farmers National Banc Corp.	50	245
FBL Financial Group, Inc. - Class A	90	3,062
FBR & Co.*	170	349
Federal Agricultural Mortgage Corp. - Class C	30	541
Fidelity Southern Corp.	40	243
Financial Institutions, Inc.	40	646
First American Financial Corp.	320	4,054
First BanCorp*	500	1,745
First Bancorp	50	557
First Bancorp, Inc.	30	461
First Busey Corp.	260	1,300
First California Financial Group, Inc.*	90	293
First Commonwealth Financial Corp.	320	1,683
First Community Bancshares, Inc.	50	624

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
First Defiance Financial Corp.	30	$438
First Financial Bancorp	180	2,995
First Financial Corp.	40	1,331
First Financial Holdings, Inc.	50	447
First Interstate Bancsystem, Inc.	50	651
First Merchants Corp.	90	762
First of Long Island Corp.	30	790
Flushing Financial Corp.	90	1,137
FNB Corp.	380	4,298
Forestar Group, Inc.*	110	1,664
Fortegra Financial Corp.*	60	401
FXCM, Inc. - Class A	50	488
Gain Capital Holdings, Inc.	100	670
GAMCO Investors, Inc. - Class A	20	870
German American Bancorp, Inc.	40	728
GFI Group, Inc.	360	1,483
Gleacher & Co., Inc.*	370	622
Great Southern Bancorp, Inc.	40	944
Hallmark Financial Services*	60	419
Hanmi Financial Corp.*	100	740
Hanover Insurance Group, Inc.	140	4,893
Heartland Financial USA, Inc.	50	767
Heritage Commerce Corp.*	80	379
Heritage Financial Corp.	50	628
Homeowners Choice, Inc.	20	160
Horace Mann Educators Corp.	120	1,645
Hudson Valley Holding Corp.	60	1,273
Independence Holding Co.	50	407
Independent Bank Corp.	70	1,910
Infinity Property & Casualty Corp.	40	2,270
Interactive Brokers Group, Inc. - Class A	140	2,092
International Bancshares Corp.	200	3,667
Intervest Bancshares Corp. - Class A*	60	164
INTL. FCStone, Inc.*	60	1,414
Investment Technology Group, Inc.*	120	1,297
Investors Bancorp, Inc.*	340	4,583
Janus Capital Group, Inc.	560	3,534
JMP Group, Inc.	70	501
Kansas City Life Insurance Co.	30	985
Knight Capital Group, Inc. - Class A*	300	3,546
Lakeland Bancorp, Inc.	80	690
Lakeland Financial Corp.	50	1,293
Macatawa Bank Corp.*	80	182
Maiden Holdings Ltd.	220	1,927

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
MainSource Financial Group, Inc.	60	$530
Meadowbrook Insurance Group, Inc.	150	1,602
Mercantile Bank Corp.*	30	294
Merchants Bancshares, Inc.	20	584
Meridian Interstate Bancorp, Inc.*	70	871
Metro Bancorp, Inc.*	40	335
MetroCorp Bancshares, Inc.*	40	254
MGIC Investment Corp.*	610	2,275
MicroFinancial, Inc.	40	231
MidWestOne Financial Group, Inc.	30	439
NASB Financial, Inc.*	20	214
National Bankshares, Inc.	20	558
National Financial Partners Corp.*	130	1,758
National Interstate Corp.	60	1,480
National Penn Bancshares, Inc.	460	3,882
National Western Life Insurance Co. - Class A	10	1,362
Navigators Group, Inc.*	40	1,907
NBT Bancorp, Inc.	100	2,213
Nelnet, Inc. - Class A	110	2,692
New Hampshire Thrift Bancshares, Inc.	20	226
NewBridge Bancorp*	50	194
Northrim BanCorp, Inc.	20	350
Northwest Bancshares, Inc.	290	3,608
OceanFirst Financial Corp.	60	784
Old National Bancorp	290	3,378
OneBeacon Insurance Group Ltd. - Class A	70	1,077
Oneida Financial Corp.	20	190
Oppenheimer Holdings, Inc. - Class A	40	644
Oriental Financial Group, Inc.	130	1,574
Oritani Financial Corp.	140	1,788
Orrstown Financial Services, Inc.	20	165
Pacific Capital Bancorp NA*	100	2,824
Park National Corp.	50	3,253
Peapack Gladstone Financial Corp.	30	322
Peoples Bancorp, Inc.	30	444
PHH Corp.*	170	1,819
Phoenix Cos., Inc.*	350	588
Pinnacle Financial Partners, Inc.*	100	1,615
Piper Jaffray Cos.*	60	1,212
Popular, Inc.*	3,090	4,295
Presidential Life Corp.	90	899
Primerica, Inc.	200	4,648
Provident Financial Holdings, Inc.	30	280
Provident Financial Services, Inc.	180	2,410

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Pulaski Financial Corp.	30	$213
QC Holdings, Inc.	50	201
Renasant Corp.	80	1,200
Republic Bancorp, Inc. - Class A	60	1,374
Resource America, Inc. - Class A	60	286
S&T Bancorp, Inc.	90	1,759
Safeguard Scientifics, Inc.*	60	947
Safety Insurance Group, Inc.	50	2,024
Sandy Spring Bancorp, Inc.	70	1,228
SeaBright Holdings, Inc.	70	536
Selective Insurance Group, Inc.	160	2,837
Sierra Bancorp	40	352
Simmons First National Corp. - Class A	50	1,359
Southside Bancshares, Inc.	50	1,083
Southwest Bancorp, Inc.*	60	358
StanCorp Financial Group, Inc.	130	4,777
State Auto Financial Corp.	120	1,631
State Bank Financial Corp.*	100	1,511
Sterling Bancorp	90	778
Stewart Information Services Corp.	60	693
Stratus Properties, Inc.*	20	158
Sun Bancorp, Inc.*	260	629
SWS Group, Inc.	100	687
SY Bancorp, Inc.	40	821
Symetra Financial Corp.	360	3,265
Synovus Financial Corp.	2,370	3,342
Teche Holding Co.	3	105
Territorial Bancorp, Inc.	30	592
Thomas Properties Group, Inc.	110	366
Tompkins Financial Corp.	30	1,155
Tower Group, Inc.	120	2,420
TowneBank	80	979
Tree.com, Inc.*	30	168
Trico Bancshares	50	711
Trustco Bank Corp. NY	280	1,571
Trustmark Corp.	190	4,615
Union First Market Bankshares Corp.	80	1,063
United Bankshares, Inc.	150	4,240
United Community Banks, Inc.*	130	909
United Fire & Casualty Co.	80	1,614
Universal Insurance Holdings, Inc.	120	430
Univest Corp. of Pennsylvania	50	732
ViewPoint Financial Group	100	1,301
Virginia Commerce Bancorp, Inc.*	90	696

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Walter Investment Management Corp.	80	$1,641
Washington Banking Co.	50	595
Washington Federal, Inc.	330	4,617
Washington Trust Bancorp, Inc.	50	1,193
Waterstone Financial, Inc.*	90	173
WesBanco, Inc.	80	1,558
West Bancorporation, Inc.	50	479
West Coast Bancorp*	60	936
Wintrust Financial Corp.	110	3,085
WSFS Financial Corp.	30	1,079
		288,099

HEALTH CARE – 5.7%
Accuray, Inc.*	210	888
Affymetrix, Inc.*	210	859
Albany Molecular Research, Inc.*	90	264
Almost Family, Inc.*	30	497
Alphatec Holdings, Inc.*	270	464
Amedisys, Inc.*	90	982
AMN Healthcare Services, Inc.*	120	532
Amsurg Corp.*	100	2,604
Anika Therapeutics, Inc.*	40	392
Assisted Living Concepts, Inc. - Class A	60	893
Astex Pharmaceuticals*	280	529
BioClinica, Inc.*	50	213
BioScrip, Inc.*	170	928
Capital Senior Living Corp.*	80	635
CardioNet, Inc.*	70	166
Chindex International, Inc.*	50	426
Community Health Systems, Inc.*	280	4,886
CONMED Corp.*	80	2,054
Cross Country Healthcare, Inc.*	90	500
CryoLife, Inc.*	90	432
Cynosure, Inc. - Class A*	30	353
Derma Sciences, Inc.*	30	227
Enzo Biochem, Inc.*	120	269
eResearchTechnology, Inc.*	150	703
Exactech, Inc.*	40	659
ExamWorks Group, Inc.*	100	948
Five Star Quality Care, Inc.*	140	420
Gentiva Health Services, Inc.*	90	607
Greatbatch, Inc.*	70	1,547
Hanger Orthopedic Group, Inc.*	100	1,869
Harvard Bioscience, Inc.*	90	348

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Healthways, Inc.*	100	$686
Invacare Corp.	90	1,376
Kindred Healthcare, Inc.*	160	1,883
Lannett Co., Inc.*	90	398
LHC Group, Inc.*	60	770
Magellan Health Services, Inc.*	90	4,452
Maxygen, Inc.*	90	507
MedAssets, Inc.*	180	1,665
Medical Action Industries, Inc.*	50	262
Molina Healthcare, Inc.*	140	3,126
National Healthcare Corp.	40	1,676
Natus Medical, Inc.*	90	849
NuVasive, Inc.*	130	1,637
PDI, Inc.*	40	258
Select Medical Holdings Corp.*	450	3,816
Skilled Healthcare Group, Inc. - Class A*	60	328
Sun Healthcare Group, Inc.*	80	310
Symmetry Medical, Inc.*	110	879
Theragenics Corp.*	100	168
Triple-S Management Corp. - Class B*	60	1,201
Universal American Corp.	240	3,050
Wright Medical Group, Inc.*	120	1,980
		58,371

INDUSTRIALS – 16.8%
A123 Systems, Inc.*	380	612
AAR Corp.	120	2,300
ABM Industries, Inc.	160	3,299
Accuride Corp.*	140	997
Aceto Corp.	80	552
Aegion Corp.*	120	1,841
Air Transport Services Group, Inc.*	190	897
Aircastle Ltd.	220	2,798
Alamo Group, Inc.	40	1,077
Albany International Corp. - Class A	80	1,850
Ameresco, Inc. - Class A*	80	1,098
American Woodmark Corp.	40	546
Ampco-Pittsburgh Corp.	30	580
Apogee Enterprises, Inc.	90	1,103
Arkansas Best Corp.	80	1,542
Astec Industries, Inc.*	70	2,255
AT Cross Co. - Class A*	30	338
Atlas Air Worldwide Holdings, Inc.*	80	3,074
Brady Corp. - Class A	150	4,735

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Briggs & Stratton Corp.	150	$2,323
CAI International, Inc.*	60	928
CBIZ, Inc.*	150	916
CDI Corp.	60	829
Celadon Group, Inc.	70	827
Ceradyne, Inc.*	70	1,875
CIRCOR International, Inc.	50	1,765
Columbus McKinnon Corp.*	60	761
Comfort Systems USA, Inc.	110	1,179
Courier Corp.	40	469
Curtiss-Wright Corp.	130	4,593
Dolan Co.*	90	767
Ducommun, Inc.	30	383
Eastern Co.	20	402
Encore Wire Corp.	70	1,813
EnergySolutions, Inc.*	270	834
EnerSys*	140	3,636
Ennis, Inc.	80	1,066
EnPro Industries, Inc.*	60	1,979
ESCO Technologies, Inc.	80	2,302
Essex Rental Corp.*	70	207
Federal Signal Corp.*	190	788
FreightCar America, Inc.*	40	838
G&K Services, Inc. - Class A	60	1,747
Genco Shipping & Trading Ltd.*	110	744
General Cable Corp.*	160	4,002
General Finance Corp.*	70	186
Geo Group, Inc.*	190	3,182
GeoEye, Inc.*	70	1,555
Gibraltar Industries, Inc.*	90	1,256
Global Power Equipment Group, Inc.*	50	1,187
Granite Construction, Inc.	120	2,846
Great Lakes Dredge & Dock Corp.	180	1,001
Griffon Corp.	190	1,735
Hardinge, Inc.	40	322
Hawaiian Holdings, Inc.*	150	870
Heidrick & Struggles International, Inc.	50	1,077
Hill International, Inc.*	120	617
Hudson Highland Group, Inc.*	100	479
Hurco Cos., Inc.*	20	420
ICF International, Inc.*	60	1,487
Insteel Industries, Inc.	50	549
Interline Brands, Inc.*	100	1,557
International Shipholding Corp.	20	374

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Intersections, Inc.	50	$554
JetBlue Airways Corp.*	900	4,680
Kadant, Inc.*	40	904
Kaydon Corp.	100	3,050
Kelly Services, Inc. - Class A	100	1,368
Key Technology, Inc.*	20	259
KEYW Holding Corp.*	80	592
Kimball International, Inc. - Class B	80	406
Korn/Ferry International*	140	2,388
Kratos Defense & Security Solutions, Inc.*	100	597
Lawson Products, Inc.	30	463
Layne Christensen Co.*	60	1,452
LB Foster Co. - Class A	30	849
Lime Energy Co.*	70	223
LMI Aerospace, Inc.*	40	702
LS Starrett Co. - Class A	20	257
LSI Industries, Inc.	70	420
Lydall, Inc.*	50	475
Marten Transport Ltd.	70	1,259
Met-Pro Corp.	40	362
Metalico, Inc.*	140	461
Michael Baker Corp.*	30	588
Miller Industries, Inc.	30	472
Mueller Water Products, Inc. - Class A	370	903
NACCO Industries, Inc. - Class A	20	1,784
National Technical Systems, Inc.*	30	188
Navigant Consulting, Inc.*	160	1,826
NN, Inc.*	50	300
Orbital Sciences Corp.*	180	2,615
Orion Energy Systems, Inc.*	70	207
Orion Marine Group, Inc.*	80	532
PAM Transportation Services, Inc.*	30	285
Perma-Fix Environmental Services*	170	264
Pike Electric Corp.*	110	791
Powell Industries, Inc.*	40	1,251
PowerSecure International, Inc.*	60	297
Preformed Line Products Co.	20	1,193
Quad/Graphics, Inc.	100	1,434
Quanex Building Products Corp.	110	1,652
RailAmerica, Inc.*	160	2,382
RCM Technologies, Inc.*	40	207
Republic Airways Holdings, Inc.*	150	514
Resources Connection, Inc.	130	1,377
Roadrunner Transportation Systems, Inc.*	90	1,272

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Rush Enterprises, Inc. - Class A*	80	$1,674
Rush Enterprises, Inc. - Class B*	30	515
Saia, Inc.*	50	624
Schawk, Inc.	80	897
SeaCube Container Leasing Ltd.	60	889
SkyWest, Inc.	150	1,888
SL Industries, Inc.*	10	162
Sparton Corp.*	30	261
Standard Register Co.	70	163
Steelcase, Inc. - Class A	260	1,940
Sterling Construction Co., Inc.*	50	538
SYKES Enterprises, Inc.*	140	2,192
Sypris Solutions, Inc.*	60	238
Tecumseh Products Co. - Class A*	40	188
Terex Corp.*	330	4,458
Tetra Tech, Inc.*	190	4,102
Titan Machinery, Inc.*	60	1,304
TMS International Corp. - Class A*	40	395
Tutor Perini Corp.*	140	1,728
Ultralife Corp.*	50	201
Ultrapetrol Bahamas Ltd.*	90	268
Unifirst Corp.	50	2,837
UniTek Global Services, Inc.*	50	227
Universal Forest Products, Inc.	60	1,852
USA Truck, Inc.*	30	232
UTi Worldwide, Inc.	310	4,120
Viad Corp.	60	1,049
Vicor Corp.	90	716
VSE Corp.	20	486
Watts Water Technologies, Inc. - Class A	90	3,079
Willis Lease Finance Corp.*	30	357
XPO Logistics, Inc.*	30	371
		174,173

INFORMATION TECHNOLOGY – 15.9%
Advanced Energy Industries, Inc.*	130	1,395
Agilysys, Inc.*	70	556
Alliance Fiber Optic Products, Inc.*	30	230
Alpha & Omega Semiconductor Ltd.*	70	512
Amkor Technology, Inc.*	550	2,398
Amtech Systems, Inc.*	30	255
Anadigics, Inc.*	210	460
Anaren, Inc.*	50	831
AOL, Inc.*	290	4,379

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
ATMI, Inc.*	100	$2,003
Aviat Networks, Inc.*	190	348
Avid Technology, Inc.*	120	1,024
Axcelis Technologies, Inc.*	320	426
AXT, Inc.*	100	417
Bel Fuse, Inc. - Class B	30	562
Benchmark Electronics, Inc.*	170	2,290
Black Box Corp.	50	1,402
Brooks Automation, Inc.	200	2,054
CACI International, Inc. - Class A*	80	4,474
Calix, Inc.*	140	906
Checkpoint Systems, Inc.*	120	1,313
CIBER, Inc.*	220	849
Cohu, Inc.	70	794
Communications Systems, Inc.	30	422
Comtech Telecommunications Corp.	60	1,717
Convergys Corp.*	360	4,597
CoreLogic, Inc.*	320	4,138
CTS Corp.	100	920
CyberOptics Corp.*	20	157
Diodes, Inc.*	140	2,982
Dot Hill Systems Corp.*	170	226
DSP Group, Inc.*	70	365
Dynamics Research Corp.*	30	340
Earthlink, Inc.	320	2,061
EasyLink Services International Corp. - Class A*	100	398
Electro Scientific Industries, Inc.*	90	1,303
Emulex Corp.*	260	1,784
Entropic Communications, Inc.*	260	1,329
ePlus, Inc.*	20	566
Extreme Networks*	280	818
Fabrinet*	100	1,368
Fairchild Semiconductor International, Inc.*	380	4,575
Frequency Electronics, Inc.*	30	230
FSI International, Inc.*	120	439
Globecomm Systems, Inc.*	70	958
GSI Technology, Inc.*	90	421
Hackett Group, Inc.*	120	449
Harmonic, Inc.*	350	1,764
ID Systems, Inc.*	40	189
Identive Group, Inc.*	170	379
Imation Corp.*	120	688
Insight Enterprises, Inc.*	130	1,988
Integrated Device Technology, Inc.*	430	2,348

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Integrated Silicon Solution, Inc.*	80	$731
Intermec, Inc.*	180	1,235
International Rectifier Corp.*	210	4,078
Intersil Corp. - Class A	380	3,967
Itron, Inc.*	120	4,292
IXYS Corp.*	90	975
Kemet Corp.*	140	987
Keynote Systems, Inc.	50	1,027
KVH Industries, Inc.*	40	311
Local.com Corp.*	70	150
LTX-Credence Corp.*	150	802
Mantech International Corp. - Class A	70	2,187
Marchex, Inc. - Class B	80	500
Mattson Technology, Inc.*	180	248
MaxLinear, Inc. - Class A*	60	285
MEMC Electronic Materials, Inc.*	700	2,758
MEMSIC, Inc.*	70	187
Meru Networks, Inc.*	50	207
Methode Electronics, Inc.	110	912
MKS Instruments, Inc.	160	4,451
ModusLink Global Solutions, Inc.	130	702
Monster Worldwide, Inc.*	390	3,093
Multi-Fineline Electronix, Inc.*	70	1,438
NCI, Inc. - Class A*	30	349
NeoPhotonics Corp.*	80	366
Newport Corp.*	110	1,497
Novatel Wireless, Inc.*	100	313
Oclaro, Inc.*	150	423
Omnivision Technologies, Inc.*	180	2,202
Online Resources Corp.*	100	242
Oplink Communications, Inc.*	60	988
PAR Technology Corp.*	50	196
Park Electrochemical Corp.	60	1,537
PC Connection, Inc.	80	887
PC Mall, Inc.*	40	251
Perficient, Inc.*	90	901
Photronics, Inc.*	180	1,094
PLX Technology, Inc.*	130	373
PMC - Sierra, Inc.*	700	3,857
Power-One, Inc.*	370	1,447
QuinStreet, Inc.*	140	1,310
Radisys Corp.*	80	405
Ramtron International Corp.*	110	215
RealNetworks, Inc.	100	750

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Richardson Electronics Ltd.	40	$492
Rimage Corp.	30	337
Rofin-Sinar Technologies, Inc.*	90	2,056
Rogers Corp.*	50	1,843
Rosetta Stone, Inc.*	60	458
Rubicon Technology, Inc.*	70	657
Rudolph Technologies, Inc.*	100	926
Sanmina-SCI Corp.*	250	2,327
Sapiens International Corp. NV*	120	451
Scansource, Inc.*	80	2,880
Seachange International, Inc.*	100	703
Spansion, Inc. - Class A*	180	1,490
STEC, Inc.*	140	1,203
STR Holdings, Inc.*	130	1,070
Stream Global Services, Inc.*	46	152
SunPower Corp.*	300	1,869
Symmetricom, Inc.*	130	701
SYNNEX Corp.*	110	3,351
TeleCommunication Systems, Inc. - Class A*	160	376
Tessco Technologies, Inc.	20	276
TheStreet, Inc.	100	168
Tier Technologies, Inc.*	50	218
TriQuint Semiconductor, Inc.*	500	2,435
TTM Technologies, Inc.*	250	2,740
Ultra Clean Holdings*	70	428
United Online, Inc.	270	1,469
Veeco Instruments, Inc.*	120	2,496
Viasystems Group, Inc.*	60	1,015
Vishay Intertechnology, Inc.*	430	3,866
Vishay Precision Group, Inc.*	40	639
Westell Technologies, Inc. - Class A*	160	355
		164,370

MATERIALS – 6.4%
A Schulman, Inc.	90	1,906
AK Steel Holding Corp.	330	2,726
AM Castle & Co.*	70	662
American Pacific Corp.*	20	153
Boise, Inc.	320	2,278
Century Aluminum Co.*	270	2,298
Chase Corp.	30	417
Chemtura Corp.*	300	3,402
Core Molding Technologies, Inc.*	20	161
Ferro Corp.*	260	1,271

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
MATERIALS (Continued)
Friedman Industries, Inc.	20	$209
Georgia Gulf Corp.*	100	1,949
H.B. Fuller Co.	150	3,466
Hecla Mining Co.	840	4,393
Horsehead Holding Corp.*	130	1,171
Kaiser Aluminum Corp.	60	2,753
KapStone Paper and Packaging Corp.*	140	2,204
Kraton Performance Polymers, Inc.*	100	2,030
Landec Corp.*	80	442
Louisiana-Pacific Corp.*	410	3,309
Material Sciences Corp.*	30	245
Materion Corp.*	60	1,457
Minerals Technologies, Inc.	50	2,826
Noranda Aluminum Holding Corp.	200	1,650
Northern Technologies International Corp.*	10	136
Olin Corp.	240	4,716
Olympic Steel, Inc.	30	700
OM Group, Inc.*	100	2,239
Omnova Solutions, Inc.*	140	645
Penford Corp.*	30	153
PH Glatfelter Co.	130	1,836
RTI International Metals, Inc.*	90	2,089
Schnitzer Steel Industries, Inc. - Class A	70	2,960
Spartech Corp.*	90	426
Synalloy Corp.	20	205
Texas Industries, Inc.	80	2,462
Tredegar Corp.	100	2,222
Universal Stainless & Alloy*	20	747
Wausau Paper Corp.	150	1,239
		66,153

TELECOMMUNICATION SERVICES – 0.8%
Cbeyond, Inc.*	90	721
Fairpoint Communications, Inc.*	80	346
Iridium Communications, Inc.*	220	1,696
Leap Wireless International, Inc.*	240	2,230
Neutral Tandem, Inc.*	100	1,069
Shenandoah Telecommunications Co.	70	734
SureWest Communications	40	481
USA Mobility, Inc.	70	971
		8,248

TOTAL COMMON STOCKS (Cost $1,047,639)		1,032,645

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENTS – 4.3%
Federated Treasury Obligations Fund, 0.01%	44,325	$44,325

	SHORT-TERM INVESTMENTS (Cost $44,325)	44,325

	TOTAL INVESTMENTS – 104.2% (Cost $1,091,964)	1,076,970

	Liabilities less other assets – (4.2)%	(42,935)

	TOTAL NET ASSETS – 100.0%	$1,034,035

	* Non-income producing security.

	See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

1. Organization
Vericimetry Funds, a Delaware Statutory Trust (the “Trust”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of December 31, 2011:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$1,032,645	$-	$-	$1,032,645
Short-Term Investment	44,325	-	-	44,325
Total Investments in Securities	$1,076,970	$-	$-	$1,076,970

*    The Fund did not hold any level 2 or level 3 securities as of December 31, 2011. There were no transfers between levels for the period from December 27, 2011 (commencement of operations) to December 31, 2011.

1 All common stocks held in the Fund are level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

(b)
Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of and during the period from December 27, 2011 (commencement of operations) to December 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

(c)
Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(d)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income.  A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially.  In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities.  Collateral will be received and maintained by the Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund.  The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice.  While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral.  Any such investment of cash collateral will subject the Fund to the related investment risks.  The Fund will not have the right to vote on any securities having voting rights during the existence of the loan.  The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.  The Fund may pay reasonable administrative and custodial fees in connection with the loan.

As of and for the period from December 27, 2011 (commencement of operations) to December 31, 2011, there were no securities on loan by the Fund.

3. Federal Income Tax Information
At December 31, 2011, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$1,091,964

Gross Unrealized Appreciation	$4,480
Gross Unrealized Depreciation	$(19,474)

Net Unrealized Appreciation/(Depreciation)	$(14,994)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:    /s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date: February 24, 2012

By:    /s/ Stacey Helmeyer
Stacey Helmeyer
Secretary

Date: February 24, 2012